Securities - Summary of Portfolio of Securities Available for Sale (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Accrued interest receivable	$ 14.8	$ 14.9	$ 24.4